UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Asset Income and Growth Fund (JRI)
March 31, 2014

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS – 135.7% (98.9% of Total Investments)
	COMMON STOCKS – 71.4% (52.1% of Total Investments)
	Air Freight & Logistics – 1.2%
38,618	BPost SA				$ 864,534
14,596	Oesterreichische Post AG, (4)				735,610
672,191	Singapore Post Limited, (4)				727,355
	Total Air Freight & Logistics				2,327,499
	Commercial Services & Supplies – 0.8%
1,980,359	K-Green Trust, (4)				1,637,730
	Construction & Engineering – 0.4%
39,040	Ferrovial SA, (4)				846,299
	Electric Utilities – 7.3%
88,970	Alupar Investimento SA				695,997
41,045	Brookfield Infrastructure Partners LP				1,619,225
748	Companhia de Transmissao de Energia Eletrica Paulista				8,103
15,000	Duke Energy Corporation				1,068,300
83,479	EDP - Energias de Portugal, S.A., (4)				387,563
307,431	EDP Energias do Brasil S.A				1,380,662
85,984	Energa SA, (2), (4)				507,513
30,572	Hafslund ASA, Class B Shares				245,074
2,706,740	HK Electric Investments Limited, (2)				1,744,820
89,068	Infratil Limited, (4)				174,771
50,195	Pepco Holdings, Inc.				1,027,994
46,410	Scottish and Southern Energy PLC, (4)				1,136,769
226,612	Spark Infrastructure Group, (4)				360,050
639,636	Terna-Rete Elettrica Nazionale SpA, (4)				3,423,181
61,128	Transmissora Alianca de Energia Eletrica SA				517,796
	Total Electric Utilities				14,297,818
	Gas Utilities – 1.1%
2,293,108	Cityspring Infrastructure Trust, (4)				857,669
238,648	Snam Rete Gas S.p.A				1,397,886
	Total Gas Utilities				2,255,555
	Independent Power and Renewable Electricity Producers – 2.1%
1,509	Pattern Energy Group Inc.				40,939
400,214	TransAlta Renewables Inc.				4,163,239
	Total Independent Power and Renewable Electricity Producers				4,204,178
	Media – 0.0%
3,091	CBS Outdoor Americas Inc., (2), WI/DD				90,412
	Multi-Utilities – 9.3%
159,947	Centrica PLC, (4)				879,941
1,906,174	Duet Group, (4)				3,678,641
21,658	E ON SE, (4)				422,982
101,367	GDF Suez, (4)				2,772,892
6,031	Hera SpA				17,614
108,502	National Grid PLC				7,458,427
43,714	Suez Environnement Company				887,982
966,815	Vector Limited, (4)				2,041,754
	Total Multi-Utilities				18,160,233
	Oil, Gas & Consumable Fuels – 4.1%
921	BlueKnight Energy Partners LP				8,206
25,775	DCP Midstream Partners LP				1,291,328
20,098	Enbridge Energy Partners LP				550,886
43,438	Kinder Morgan, Inc.				1,411,301
37,679	Markwest Energy Partners LP				2,461,192
26,736	OneOK Partners Limited Partnership				1,431,713
1,885	QEP Midstream Partners LP				44,071
19,800	Rose Rock Midstream Limited Partnership				821,502
363	Southcross Energy Partners, L.P				6,153
	Total Oil, Gas & Consumable Fuels				8,026,352
	Real Estate Investment Trust – 34.2%
83,814	AmREIT Inc., Class B Shares				1,388,798
169,837	Apollo Commercial Real Estate Finance, Inc.				2,824,389
129,121	Armada Hoffler Properties Inc.				1,296,375
45,731	Artis Real Estate Investment Trust				650,700
494,627	Ascendas Real Estate Investment Trust, (4)				890,326
57,008	Aviv REIT Inc.				1,393,846
119,473	Blackstone Mortgage Trust Inc, Class A				3,434,849
242,611	Campus Crest Communities Inc.				2,105,863
396,602	CapitaMall Trust, (4)				596,738
30,721	CBL & Associates Properties Inc.				545,298
292,378	Colony Financial Inc.				6,417,697
104,295	Corrections Corporation of America				3,266,519
2,528	Digital Realty Trust Inc.				134,186
52,081	Franklin Street Properties Corporation				656,221
30,046	Geo Group Inc.				968,683
3,501	Health Care Property Investors Inc.				135,804
17,192	Health Care REIT, Inc.				1,024,643
149,907	Healthcare Trust of America Inc., Class A				1,707,441
2,891	Highwoods Properties, Inc.				111,043
107,943	Independence Realty Trust				961,772
263,421	Inland Real Estate Corporation				2,779,092
39,194	Investors Real Estate Trust				351,962
42,791	Kite Realty Group Trust				1,100,157
100,539	Liberty Property Trust				3,715,921
18,317	LTC Properties Inc.				689,269
31,231	Mack-Cali Realty Corporation				649,292
692,099	Mapletree Logistics Trust, (4)				575,389
238,995	Medical Properties Trust Inc.				3,056,746
23,837	Monmouth Real Estate Investment Corporation				227,405
19,427	National Health Investors Inc.				1,174,556
44,889	National Retail Properties, Inc.				1,540,590
82,430	Newcastle Investment Corporation				387,421
30,978	Omega Healthcare Investors Inc.				1,038,383
837,120	Parkway Life Real Estate Investment Trust, (4)				1,624,019
46,060	Pebblebrook Hotel Trust				1,197,560
45,031	Physicians Realty Trust				626,832
22,895	Public Storage, Inc.				541,696
34,440	Realty Income Corporation, WI/DD				1,407,218
42,070	Select Income REIT				1,273,459
123,000	Starwood Property Trust Inc.				2,901,570
211,293	Summit Hotel Properties Inc.				1,960,799
122	Sunstone Hotel Investors Inc.				3,148
1,471,032	Suntec Real Estate Investment Trust, (4)				1,944,595
35,654	Universal Health Realty Income Trust				1,506,025
74,713	Urstadt Biddle Properties Inc.				1,543,571
38	Washington Real Estate Investment Trust				907
682,942	Westfield Retail Trust, (4)				1,890,804
11,863	WP Carey Inc.				712,610
	Total Real Estate Investment Trust				66,932,187
	Real Estate Management & Development – 1.5%
40,444	Brookfield Property Partners, (2)				756,303
4,248,475	Langham Hospitality Investments Limited, (2), (4)				2,127,850
	Total Real Estate Management & Development				2,884,153
	Transportation Infrastructure – 9.1%
49,866	Abertis Infraestructuras S.A, (4)				1,139,692
159,876	Atlantia SpA, (4)				4,107,950
35,727	Grupo Aeroportuario Centro Norte, SA				1,034,297
6,146,569	Hutchison Port Holdings Trust, (4)				3,996,376
3,022	Kobenhavns Lufthavne				1,672,894
12,315	Macquarie Infrastructure Company LLC				705,280
7,608	Singapore Airport Terminal Services Limited, (4)				18,402
96	Societa Iniziative Autostradali e Servizi SpA, (4)				1,156
316,998	Sydney Airport, (4)				1,233,432
575,608	Transurban Group, (4)				3,880,495
	Total Transportation Infrastructure				17,789,974
	Water Utilities – 0.3%
346,589	Inversiones Aguas Metropolitanas SA				562,508
	Total Common Stocks (cost $132,854,310)				140,014,898

Shares	Description (1)	Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.2% (2.3% of Total Investments)
	Electric Utilities – 1.2%
25,945	NextEra Energy Inc.	5.799%		N/R	$ 1,401,549
19,586	PPL Corporation	8.750%		N/R	1,071,354
	Total Electric Utilities				2,472,903
	Real Estate Investment Trust – 2.0%
23,074	Alexandria Real Estate Equities Inc., (5)	7.000%		N/R	620,834
69,441	American Homes 4 Rent	5.000%		N/R	1,701,305
10,182	Crown Castle International Corporation	4.500%		N/R	1,032,353
8,287	Ramco-Gershenson Properties Trust	7.250%		N/R	499,291
	Total Real Estate Investment Trust				3,853,783
	Total Convertible Preferred Securities (cost $6,023,022)				6,326,686

Shares	Description (1)	Coupon		Ratings (3)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 27.0% (19.7% of Total Investments)
	Electric Utilities – 3.6%
17,269	Alabama Power Company, (14)	6.450%		A3	$ 453,311
7,270	APT Pipelines Limited, (2), (14)	7.153%		N/R	713,999
82,452	Integrys Energy Group Inc.	6.000%		BBB	2,078,615
21,252	NextEra Energy Inc.	5.700%		BBB	506,860
67,865	NextEra Energy Inc.	5.000%		BBB	1,400,055
84,495	PPL Capital Funding, Inc.	5.900%		BB+	1,968,734
	Total Electric Utilities				7,121,574
	Energy Equipment & Services – 0.0%
1,564	NextEra Energy Inc.	5.625%		BBB	36,050
	Independent Power and Renewable Electricity Producers – 0.0%
674	TransAlta Corporation	4.600%		N/R	10,224
	Multi-Utilities – 0.2%
17,164	DTE Energy Company	6.500%		Baa1	437,682
	Oil, Gas & Consumable Fuels – 1.1%
84,345	Atlas Pipeline Partners LP, (2)	8.250%		CCC+	2,126,337
	Real Estate Investment Trust – 22.1%
67,036	American Homes 4 Rent	5.000%		N/R	1,675,900
15,737	Apartment Investment & Management Company	7.000%		BB	394,684
22,399	Apollo Commercial Real Estate Finance	8.625%		N/R	568,039
39,126	Campus Crest Communities	8.000%		Ba1	984,019
88,108	Cedar Shopping Centers Inc., Series A	7.250%		N/R	2,071,419
30,181	Colony Financial Inc.	8.500%		N/R	782,593
58,300	DDR Corporation	6.500%		Baa3	1,402,698
28,881	DDR Corporation	6.250%		Baa3	669,173
48,185	Digital Realty Trust Inc., (2)	7.375%		Baa3	1,199,325
30,210	Digital Realty Trust Inc.	5.875%		Baa3	615,076
103,866	Equity Lifestyle Properties Inc.	6.750%		N/R	2,534,330
1,947	First Potomac Realty Trust	7.750%		N/R	49,201
141,917	General Growth Properties	6.375%		B	3,293,894
47,265	Glimcher Realty Trust	7.500%		B1	1,187,297
100,740	Glimcher Realty Trust	6.875%		B1	2,372,427
79,955	Hersha Hospitality Trust	6.875%		N/R	1,910,925
7,291	Hersha Hospitality Trust	8.000%		N/R	185,921
2,324	Hudson Pacific Properties Inc.	8.375%		N/R	60,889
2,524	Inland Real Estate Corporation	8.125%		N/R	65,170
51,701	Kilroy Realty Corporation	6.875%		Ba1	1,268,226
21,047	Kimco Realty Corporation,	5.500%		Baa2	438,830
22,154	Monmouth Real Estate Investment Corp	7.875%		N/R	565,592
59,337	National Retail Properties Inc.	5.700%		Baa2	1,242,517
30,816	Pebblebrook Hotel Trust	6.500%		N/R	687,813
15,246	Post Properties, Inc., Series A	8.500%		Baa3	902,563
26,121	Retail Properties of America	7.000%		N/R	645,189
430	Sabra Health Care Real Estate Investement Trust	7.125%		B2	10,389
71,343	Saul Centers, Inc.	6.875%		N/R	1,724,360
2,603	Simon Property Group, Inc.	8.375%		BBB+	165,941
74,489	SL Green Realty Corporation	6.500%		Ba2	1,743,043
52,375	STAG Industrial Inc.	6.625%		BB	1,191,531
196,377	Summit Hotel Properties Inc.	7.125%		N/R	4,536,309
101,284	Summit Hotel Properties Inc.	7.875%		N/R	2,563,498
27,063	Summit Hotel Properties Inc.	9.250%		N/R	729,077
78,578	Taubman Centers Incorporated, Series K	6.250%		N/R	1,802,579
1,121	Terreno Realty Corporation	7.750%		N/R	28,328
37,171	Urstadt Biddle Properties	7.125%		N/R	912,545
	Total Real Estate Investment Trust				43,181,310
	Total $25 Par (or similar) Retail Preferred (cost $53,828,037)				52,913,177

Principal
Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 21.2% (15.4% of Total Investments)
	Building Products – 0.7%
$ 1,372	Associated Asphalt Partners LLC, 144A	8.500%	2/15/18	B	$ 1,437,170
	Commercial Services & Supplies – 1.5%
1,720	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	1,870,500
1,100	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	1,141,250
2,820	Total Commercial Services & Supplies				3,011,750
	Diversified Financial Services – 0.6%
1,150	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,167,250
	Diversified Telecommunication Services – 0.8%
1,450	IntelSat Limited	8.125%	6/01/23	B-	1,537,000
	Electric Utilities – 1.6%
1,400	Intergen NV, 144A	7.000%	6/30/23	B+	1,470,000
1,700	Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	1,661,750
3,100	Total Electric Utilities				3,131,750
	Energy Equipment & Services – 0.4%
750	Exterran Partners LP/EXLP Finance Corporation, 144A, WI/DD	6.000%	10/01/22	B1	737,783
	Gas Utilities – 0.4%
700	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	747,250
	Health Care Providers & Services – 2.6%
1,000	Kindred Healthcare Inc., 144A, WI/DD	6.375%	4/15/22	B-	1,002,500
100	Lifepoint Hospitals Inc., 144A	5.500%	12/01/21	Ba1	103,750
1,526	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	1,625,190
1,625	Select Medical Corporation	6.375%	6/01/21	B-	1,649,375
750	Tenet Healthcare Corporation	6.750%	2/01/20	B3	789,375
5,001	Total Health Care Providers & Services				5,170,190
	Independent Power and Renewable Electricity Producers – 0.3%
700	Mirant Americas Generation LLC	8.500%	10/01/21	BB-	668,500
	Industrial Conglomerates – 0.6%
1,250	Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,269,733
	Internet Software & Services – 0.5%
950	Equinix Inc.	5.375%	4/01/23	BB	969,000
	Metals & Mining – 0.5%
1,600	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	964,000
	Multi-Utilities – 0.5%
500 GBP	RWE AG	7.000%	3/20/49	BBB-	897,135
	Oil, Gas & Consumable Fuels – 7.0%
1,525	Atlas Pipeline LP Finance	5.875%	8/01/23	B+	1,505,938
1,750	Calumet Specialty Products	7.625%	1/15/22	B+	1,855,000
1,000	Crestwood Midstream Partners LP, 144A	6.125%	3/01/22	BB	1,045,000
300	Gibson Energy, 144A	6.750%	7/15/21	BB	321,750
1,365	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	1,431,544
1,700	Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	1,674,500
1,660	PBF Holding Company LLC	8.250%	2/15/20	BB+	1,801,100
800	Sabine Pass Liquefaction LLC, 144A	6.250%	3/15/22	BB+	834,000
1,150	Summit Midstream Holdings LLC Finance, 144A	7.500%	7/01/21	B	1,230,500
1,140	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB-	1,208,400
750	Western Refining Inc.	6.250%	4/01/21	B+	776,250
13,140	Total Oil, Gas & Consumable Fuels				13,683,982
	Real Estate Investment Trust – 0.8%
250	Corrections Corporation of America	4.625%	5/01/23	BB+	241,250
1,300	Geo Group Inc.	5.875%	1/15/22	B+	1,335,750
1,550	Total Real Estate Investment Trust				1,577,000
	Real Estate Management & Development – 0.4%
750	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	750,000
	Road & Rail – 0.9%
1,750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	1,776,250
	Transportation Infrastructure – 0.8%
20,076 MXN	Concesionaria Mexiquesne SA de CV	5.950%	12/15/35	BBB	1,483,930
	Wireless Telecommunication Services – 0.3%
500	Crown Castle International Corporation	5.250%	1/15/23	BB-	508,124
	Total Corporate Bonds (cost $40,874,536)				41,487,797

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 3.4% (2.5% of Total Investments)
	Oil, Gas & Consumable Fuels – 1.2%
$ 2,410	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	$ 2,265,400
	Real Estate Investment Trust – 2.2%
2,675	Blackstone Mortgage Trust	5.250%	12/01/18	N/R	2,989,313
1,330	Colony Financial Inc.	3.875%	1/15/21	N/R	1,374,887
4,005	Total Real Estate Investment Trust				4,364,200
$ 6,415	Total Convertible Bonds (cost $6,415,000)				6,629,600

Principal
Amount (000) (6)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.3% (6.0% of Total Investments)
	Construction & Engineering – 1.6%
$ 3,174	PHBS Limited	6.625%	N/A (7)	N/R	$ 3,094,650
	Diversified Financial Services – 1.2%
2,205	Royal Capital BV	8.375%	N/A (7)	N/R	2,332,074
— (8)	SinOceanic II ASA, 144A	10.000%	2/17/15	N/R	1
	Total Diversified Financial Services				2,332,075
	Electric Utilities – 3.5%
2,015	AES Gener SA, 144A	8.375%	12/18/73	Ba2	2,135,900
1,581	Electricite de France, 144A	5.250%	N/A (7)	A3	1,583,372
1,940	Electricite de France, 144A	5.625%	N/A (7)	A3	1,955,772
735 EUR	Tennet Holding BV	6.655%	N/A (7)	BBB	1,121,829
	Total Electric Utilities				6,796,873
	Energy Equipment & Services – 1.7%
2,305 EUR	Origin Energy Finance Limited	7.875%	6/16/71	BB+	3,397,448
	Transportation Infrastructure – 0.3%
400 EUR	Eurogate GmbH	6.750%	N/A (7)	N/R	571,449
	Total $1,000 Par (or similar) Institutional Preferred (cost $14,975,097)				16,192,495

Shares	Description (1), (9)				Value
	INVESTMENT COMPANIES – 1.2% (0.9% of Total Investments)
	Diversified Other - 0.5%
542,629	John Laing Infrastructure Fund				$ 1,064,766
	Real Estate Management & Development - 0.7%
805,002	Starwood European Real Estate Finance Limited				1,331,993
	Total Investment Companies (cost $2,334,232)				2,396,759
	Total Long-Term Investments (cost $257,304,235)				265,961,412

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 1.5% (1.1% of Total Investments)
$ 2,902	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $2,902,361, collateralized by $2,985,000 U.S. Treasury Notes, 2.125%, due 1/31/21, value $2,962,613	0.000%	4/01/14		$ 2,902,361
	Total Short-Term Investments (cost $2,902,361)				2,902,361
	Total Investments (cost $260,206,596) – 137.2%				268,863,773
	Borrowings – (41.6)% (10), (11)				(81,500,000)
	Other Assets Less Liabilities – 4.4% (12)				8,612,654
	Net Assets – 100%				$ 195,976,427

Investments in Derivatives as of March 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (13)	Date	(Depreciation) (12)
JPMorgan	$ 29,250,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 695,791
JPMorgan	29,250,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,275,904
	$ 58,500,000							$ 1,971,695

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 93,999,068	$ 46,015,830	$ —	$ 140,014,898
Convertible Preferred Securities	5,705,852	620,834	—	6,326,686
$25 Par (or similar) Retail Preferred	51,745,867	1,167,310	—	52,913,177
Corporate Bonds	—	41,487,797	—	41,487,797
Convertible Bonds	—	6,629,600	—	6,629,600
$1,000 Par (or similar) Institutional Preferred	—	16,192,495	—	16,192,495
Investment Companies	2,396,759	—	—	2,396,759
Short-Term Investments:
Repurchase Agreements	—	2,902,361	—	2,902,361
Investments in Derivatives:
Interest Rate Swaps*	—	1,971,695	—	1,971,695
Total	$ 153,847,546	$ 116,987,922	$ —	$ 270,835,468

* Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$–	$(42,221,219)	$42,221,219	$–	$–	$–

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $261,353,238.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$13,502,995
Depreciation	(5,992,460)

Net unrealized appreciation (depreciation) of investments	$7,510,535

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(5)	For fair value measurement disclosure purposes, Convertible Preferred Securities classified as Level 2.
(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(7)	Perpetual security. Maturity date is not applicable.
(8)	Principal Amount (000) rounds to less than $1,000.
(9)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 30.3%.
(11)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $136,097,897 have been pledged as collateral for Borrowings.

(12)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(13)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(14)	For fair value measurement disclosure purpose, $25 Par (or similar) Retail Preferred classified as Level 2.
N/A	Not applicable.
REIT	Real Estate Investment Trust.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

EUR	Euro
GBP	British Pound Sterling
MXN	Mexican Peso
USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014